Acquisition of Otis Gold Corp. (Details Narrative) - Otis Gold Corp [Member] $ / shares in Units, $ in Thousands	Apr. 22, 2020 USD ($) $ / shares shares
Canadian Dollars [Member]
Statement Line Items [Line Items]
Price per share | $ / shares	$ 2.85
Intercompany loan | $	$ 500
Acquisition related transaction costs | $	$ 856
Exchange Ratio [Member]
Statement Line Items [Line Items]
Price per share | $ / shares	$ 0.23
Shares issued during the period for acquisition | shares	8,130,630
Shares issued during the period for acquisition, value | $	$ 16,370
Replacement Options [Member]
Statement Line Items [Line Items]
Issuance of stock option | shares	531,895
Replacement Warrants [Member]
Statement Line Items [Line Items]
Issuance of warrants | shares	305,060